COMMITMENTS	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

13. COMMITMENTS

Non-cancellable operating leases

The following table sets forth our contractual obligations as of December 31, 2021.

	Payment due by December 31
	Total	2022	2023	2024	2025
Operating lease commitments for property management expenses under lease agreements	$2,124	$1,961	$163	$-	$-

Legal proceedings

A labor dispute exists between the Company and Zhihong Qiu, who is the resigned employee of the Company. On December 7, 2021, Zhihong Qiu applied the labor dispute to the Shenzhen Bao’an District Labor and Personnel Dispute Arbitration Commission. According to the Civil Judgement issued by the Shenzhen Bao’an District Labor and Personnel Dispute Arbitration Commission on January 11, 2022, the Company was ordered to pay the mediation fee of RMB 35,000 (approximately, $5,490). As of the date of this annual report, the case was closed.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS